Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total credit facilities	$ 964,217	$ 1,077,687
Total borrowings	1,035,717	1,077,687
Less: Deferred finance costs, net	(13,350)	(13,470)
Add: bond premium	1,024	1,152
Less: current portion of credit facilities, net of deferred finance costs	(43,260)	(36,410)
Less: current portion of CMB Financial Leasing Co., net of deferred finance costs	(5,543)	0
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	974,588	1,028,959
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Total credit facilities	670,000	670,000
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Total credit facilities	0	71,500
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Total credit facilities	54,000	56,250
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Total credit facilities	34,205	35,569
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Total credit facilities	32,430	33,654
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Total credit facilities	23,047	23,828
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Total credit facilities	44,141	45,703
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Total credit facilities	50,682	82,327
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Total borrowings	21,712
BNP Paribas $44,000
Debt Instrument [Line Items]
Total credit facilities	34,000	36,000
HSH $24,000
Debt Instrument [Line Items]
Total credit facilities	21,712	22,856
CMB Financial Leasing Co.
Debt Instrument [Line Items]
Total borrowings	$ 71,500	$ 0